Business combinations - Aldema Narrative (Detail) - Aldema - Fair value at acquisition date [member] € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Total cash flow of acquired business combination	€ 76
Cash and cash equivalents acquired	0
Acquisition price	76
Contribution to the
Revenue	4
Net loss	€ (105)